Annual Operating Expenses {- Fidelity Diversified International K6 Fund} - 10.31 Fidelity Diversified International K6 Fund PRO-04 - Fidelity Diversified International K6 Fund - Fidelity Diversified International K6 Fund
Dec. 30, 2020
Operating Expenses:
Management fee	0.60%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.60%